SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Currency Translation and Foreign Currency Risk
Cash and cash equivalents, restricted cash and time deposit denominated in RMB	$ 76,206	$ 73,210
Revenue | Geographic concentration risk | PRC
Segment Reporting
Concentration risk percentage	10.00%	8.00%	10.00%